Financial Assets at Amortised Cost - Loans and Advances to Customers (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans And Receivables [Abstract]
Credit Cards	$ 157,138,508	$ 172,881,176
Consumer loans	40,950,803	42,445,738
Commercial papers	29,133,603	28,855,759
Overdrafts	22,528,190	26,280,711
Real estate mortgage	22,908,902	25,276,294
Loans for prefinancing and financing of exports	13,342,611	24,120,247
Notes	20,402,921	22,191,592
Pledge loans	16,341,659	17,225,768
Loans to employees	2,916,555	3,218,012
Receivables from financial leases	2,912,334	2,818,742
Other financing	59,864,344	72,907,308
Allowances for loan losses	(13,656,218)	(18,869,665)
TOTAL	$ 374,784,212	$ 419,351,682